Guarantees granted, commitments and contingent liabilities - additional information (Details)								1 Months Ended					12 Months Ended
	Dec. 27, 2019 EUR (€) employee	Dec. 27, 2019 USD ($) employee	Jun. 28, 2019 EUR (€)	Jun. 28, 2019 USD ($)	Nov. 04, 2016 EUR (€)	Nov. 04, 2016 CAD ($)	Oct. 16, 2016	Mar. 31, 2019 employee	Dec. 31, 2015	Apr. 30, 2015	May 31, 2013 EUR (€)	Feb. 28, 2013	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 USD ($)	May 31, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities													€ 8,000,000		€ 7,000,000
Provision of guarantees or collateral by entity, related party transactions													3,000,000		3,000,000
Financing agreement, term (in years)												10 years
Deferred income													224,000,000		200,000,000
Amortization period											10 years
Ownership period limit for repurchase obligation (in years)									1 year
Repurchase obligation, term (in years)									10 years
Refunds provision													188,000,000					$ 211,000,000
Labor agreement, total lump sum payment to employees													€ 446,000,000	$ 499,000,000
Warranty and recall expense, recall of airbag inflators															114,000,000		€ 102,000,000
Charge recognized for U.S. diesel emission matters															748,000,000
Charge for U.S. diesel emission matters, civil claims accrual															€ 350,000,000
Charge for U.S. diesel emission matters, average price per eligible vehicle | $																$ 2,800
Charge for U.S. diesel emission matters, estimate number of eligible vehicles															3,200	3,200
U.S. import duties, historic rate for Ram ProMaster City vehicles													2.50%	2.50%
U.S. import duties, rate for Cargo Vans													25.00%	25.00%
Contingent liabilities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities													€ 5,000,000		€ 160,000,000
Provisions													3,000,000		50,000,000
SCUSA - May 2013
Disclosure of contingent liabilities [line items]
Deferred income											€ 109,000,000		45,000,000					$ 50,000,000	$ 150,000,000
SCUSA - June 2019
Disclosure of contingent liabilities [line items]
Other income			€ 53,000,000	$ 60,000,000
Regulatory emission credits
Disclosure of contingent liabilities [line items]
Contractual capital commitments													1,200,000,000
UAW Labor Agreement
Disclosure of contingent liabilities [line items]
Contractual capital commitments	€ 9,000,000,000
Labor agreement, number of new or secured jobs committed | employee	7,900	7,900
Labor agreement, number of eligible employees | employee	49,200	49,200
Labor agreement, term of agreement (in years)	4 years	4 years
Labor agreement, lump sum payment per traditional employee	€ 9,000
Labor agreement, lump sum payment per temporary employee	3,500
Labor agreement, total lump sum payment to employees	€ 446,000,000	$ 499,000,000
Italian Labor Agreement
Disclosure of contingent liabilities [line items]
Labor agreement, number of eligible employees | employee								66,000
Labor agreement, annual wage increase								2.00%
Labor agreement, term of agreement (in years)										4 years
Labor agreement, compensation expense													€ 75,000,000		€ 72,000,000		€ 105,000,000
Canada Labor Agreement
Disclosure of contingent liabilities [line items]
Labor agreement, term of agreement (in years)							4 years
Labor agreement, total lump sum payment to employees					€ 38,000,000	$ 55,000,000
Labor agreement, wage increase in first and fourth years, percent							2.00%
Labor agreement, progressive pay scale plan, term (in years)							10 years
Labor agreement, lump sum payment per employee | $						$ 6,000